Accounts Receivable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE
Accounts receivable are comprised principally of amounts owed from EGPC. There were no amounts due from related parties and no loans to management or employees as at December 31, 2017 or December 31, 2016.
As at December 31, 2017, the Company was utilizing $5.1 million of its accounts receivable from EGPC as a guarantee to support work commitments on the North West Sitra concession (see Note 22).
The Company’s exposure to credit, currency and interest rate risks related to trade and other receivables is disclosed in Note 7, Financial Instruments and Risk.